April 3, 2020

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: General Money Market Fund, Inc.
 1933 Act File No.: 2-72836
 1940 Act File No.: 811-03207
 CIK No.: 00000353560

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Class A, Class B and Dreyfus Class Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 65 to the Registration Statement, electronically filed with the Securities and Exchange Commission on March 27, 2020.

Please address any comments or questions to my attention at 412-234-2057.

Sincerely,

/s/ Vickie Walton
Vickie Walton
Analyst/Paralegal